Accounts Receivables	12 Months Ended
Dec. 31, 2025
Accounts Receivables [Abstract]
Accounts receivables
5.	Accounts receivables

	As of December 31,	As of December 31,
	2024	2025
	US$’000	US$’000
Accounts receivable	5,477	6,223